Inventories	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
INVENTORIES	INVENTORIES

	December 31, 2024	December 31, 2023
Heap leach ore	$467,719	$470,894
Stockpiled ore	109,762	52,890
Work-in-process	29,454	16,406
Finished goods	14,895	14,139
Supplies	72,813	58,044
Total inventories	$694,643	$612,373

Classified and presented as:
Current	$417,541	$412,005
Non-current(1)	277,102	200,368
	$694,643	$612,373
(1)    Non-current inventories at December 31, 2024 and 2023 relate to heap leach ore at Mesquite and Castle Mountain.
During the year ended December 31, 2024, the Company recognized a decrease in the provision for obsolete and slow-moving supplies inventories of $5.1 million (2023 – increase of $0.3 million) in operating expense. At December 31, 2024, the Company’s total provision for obsolete and slow-moving supplies inventories was $9.7 million (2023 – $14.8 million).
During the year ended December 31, 2024, the Company recognized within cost of sales $19.2 million (2023 – $27.5 million) in write-downs of inventories to NRV, primarily relating to heap leach ore at Castle Mountain and work-in-process inventories at Santa Luz (2023 – heap leach ore at Los Filos).